Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Dec. 27, 2016
Taylor Frigon Core Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Taylor Frigon Core Growth Fund
Account Value	$ 24,090	$ 24,090	$ 24,090	$ 24,090	$ 17,499	$ 17,680	$ 33,053	$ 26,330	$ 15,964	$ 13,830	$ 12,280	$ 10,000
Taylor Frigon Core Growth Fund | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	37.66%	8.58%	11.73%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value	$ 30,513	$ 30,513	$ 30,513	$ 30,513	22,789	20,019	22,050	17,237	14,675	12,639	11,893	10,000
Average Annual Return, Percent	33.89%	15.77%	15.11%
S&P Mid Cap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Mid Cap 400® Index
Account Value	$ 22,711	$ 22,711	$ 22,711	$ 22,711	$ 17,029	$ 16,833	$ 17,405	$ 13,762	$ 12,545	$ 11,524	$ 11,469	$ 10,000
Average Annual Return, Percent	33.36%	12.60%	10.90%